SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25

SEC File Number
0-27889
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Cusip Number
301942 40 5

NOTIFICATION OF LATE FILING

(Check One) : [    ] Form 10-K   [   ] Form 11-K   [   ]   Form 20-F   [X ]   Form 10-Q   [   ]   Form N-SAR

For Period Ended:  March 31, 2006

[  ] Transition Report on Form 10-K
[  ] Transition Report on Form 20-F
[  ] Transition Report on Form 11-K
[  ] Transition Report on Form 10-Q
[  ]  Transition Report on Form N-SAR

For the Transition Period Ended: _________________________

READ ATTACHED INSTRUCTION SHEET BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
________________________________________________________________________

PART I - REGISTRANT INFORMATION

The Amacore Group, Inc.
Full name of registrant

Former name if applicable

1511 N. Westshore Blvd., Suite 925
Address of principal executive office (STREET AND NUMBER)

Tampa, Florida 33607
City, state and zip code

PART II - RULE 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

[ X ] (a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ X ] (b)
The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K, or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

The Registrant has a limited administrative staff. As a result, the audit of the Registrant’s books and records for the year ended December 31, 2005 was started late and field work has not been completed by the independent accountants. Until the audit is completed and the 10KSB is filed, all of the information necessary to complete the quarterly report for the period ended March 31, 2006, cannot be obtained on a timely basis without unreasonable effort or expense.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

James L. Koenig	813	289-5552
(Name)	(Area Code)	(Phone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[   ] Yes  [ X ] No
Due to a change in accounting for derivatives, Form 10KSB for the year ending December 31, 2004, and Forms 10QSB for the periods ending March 31, 2005 and June 30, 2005 will be amended. In addition, Form 10KSB for the year ended December 31, 2005 is being completed for filing by May 19, 2006.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[ X ] Yes  [   ] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

It is anticipated that the net loss available to shareholders for the year ended December 31, 2005 will be approximately $5,100,000 as compared to a revised net loss for the year ended December 31, 2004 of $37,669,721, which is about $693,000 less then the net loss previously reported for the year 2004.

The Amacore Group, Inc.
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	By:	/s/ James L. Koenig
May 15, 2006		James L. Koenig
Acting Chief Financial Office

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations
(SEE 18 U.S.C. 1001).

GENERAL INSTRUCTIONS

1.	This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.
One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, DC 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.	Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amendment notification.

5.
ELECTRONIC FILERS. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T.